Introduction - Business activities (Details)	10 Months Ended	12 Months Ended
	Nov. 12, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Guatemala joint ventures
Disclosure of detailed information about business combination [table]
Proportion of ownership interest in subsidiary	55.00%	100.00%	55.00%	55.00%
Guatemala joint ventures
Disclosure of detailed information about business combination [table]
Percentage of controlling interest acquired	45.00%